Segment Information - Reconciliation of net income to adjusted EBITDA (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting Information [Line Items]
Net income	$ 43,718	$ 101,725
Income tax expense	618	278
Depreciation and amortization	24,844	26,256
Unrealized loss on oil and gas derivative instruments (note 7)	59,817	13,902
Other non-operating income, net (note 5)	(29,981)	0
Interest income	(14,522)	(18,582)
Losses/(gains) on derivative instruments, net (note 8)	10,638	(6,309)
Other financial items, net (note 8)	3,265	2,694
Net (income)/loss from equity method investments	(10,287)	2,339
Sales-type lease receivable in excess of interest income	0
Adjusted EBITDA	88,110	122,303
Operating segments
Segment Reporting Information [Line Items]
Net income	43,718	101,725
Income tax expense	618	278
Income before income tax	44,336	102,003
Depreciation and amortization	24,844	26,256
Unrealized loss on oil and gas derivative instruments (note 7)	59,817	13,902
Other non-operating income, net (note 5)	(29,981)	0
Interest income	(14,522)	(18,582)
Losses/(gains) on derivative instruments, net (note 8)	10,638	(6,309)
Other financial items, net (note 8)	3,265	2,694
Net (income)/loss from equity method investments	(10,287)	2,339
Sales-type lease receivable in excess of interest income	2,081	0
Adjusted EBITDA	$ 90,191	$ 122,303